Cover	Aug. 27, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 27, 2026
Entity Registrant Name	SENTI BIOSCIENCES HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40440
Entity Tax Identification Number	42-1912154
Entity Address, Address Line One	2 Corporate Drive, First Floor
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	239-2030
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SNTI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001854270
Amendment Flag	false